14. Stock-Based Compensation (Details-Stock-based compensation) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Total stock-based compensation	$ 1,771,000	$ 1,107,000
Cost of revenues
Total stock-based compensation	235,000	126,000
Research and development
Total stock-based compensation	339,000	187,000
Selling, general and administrative
Total stock-based compensation	$ 1,197,000	$ 794,000